Derivative Instruments - Schedule of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Derivative Financial Instruments [Line Items]
Total	$ (58,303)	$ (50,193)
Total fair value - trading and hedging derivatives	(11,050)	(10,217)
Total	(11,050)	(10,217)
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives	(11,834)	(9,162)
Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(2,504)	(5,200)
Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	196	276
Trading Derivatives [Member] | Interest rate contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	2,574	3,221
Trading Derivatives [Member] | Interest rate contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(2,341)	(3,129)
Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	11	(15)
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	657	575	[1]
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(528)	(448)	[1]
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	2,054	1,216	[1]
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	611	490	[1]
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(1,090)	259	[1]
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(74)	286
Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	644	850
Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(607)	(787)
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	43	16
Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	(11,479)	(6,770)
Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	(9)	(5)
Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	8	3
Hedging Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	784	(1,055)	[2]
Hedging Derivatives [Member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges - swaps	1,233	(3,091)	[3]
Fair value hedges - swaps	(125)	3,487	[3]
Total swaps	1,108	396	[3]
Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Fair value hedges	(2)	68
Cash flow hedges	(381)	(1,468)
Net investment hedges	(4)	(8)
Total foreign exchange contracts	(387)	(1,408)
Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	63	(43)
Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	63	(43)
Gross assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements	(31,576)	(26,674)
Total	15,677	13,302
Gross assets [member] | Fair value trading and hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading and hedging derivatives	47,253	39,976
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	3,203	4,193
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	477	360
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	2,574	3,221
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	21	6
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	657	575	[1]
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	8,150	6,685	[1]
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	1,989	1,887	[1]
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	9,777	10,340	[1]
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	1,023	1,029
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	644	850
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	160	143
Gross assets [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	14,194	4,690
Gross assets [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives	42,879	34,004
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	1	13
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	9	12
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	2,148	693	[3]
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	1,464	4,877	[3]
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps	3,612	5,570	[3]
Gross assets [member] | Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	699	333
Total foreign exchange contracts	699	402
Fair value hedges		69
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	63
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	63
Gross assets [member] | Hedging Derivatives [Member] | Fair value hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	4,374	5,972	[2]
Gross Liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements	31,576	26,674
Total	(26,727)	(23,519)
Gross Liabilities [member] | Fair value trading and hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total	(58,303)	(50,193)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(5,707)	(9,393)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(281)	(84)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(2,341)	(3,129)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(10)	(21)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(528)	(448)	[1]
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(6,096)	(5,469)	[1]
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(1,378)	(1,397)	[1]
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(10,867)	(10,081)	[1]
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(1,097)	(743)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(607)	(787)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(117)	(127)
Gross Liabilities [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	(25,673)	(11,460)
Gross Liabilities [member] | Trading Derivatives [Member] | Fair value trading derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives	(54,713)	(43,166)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	(10)	(18)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	(1)	(9)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(915)	(3,784)	[3]
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(1,589)	(1,390)	[3]
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Liabilities swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps	(2,504)	(5,174)	[3]
Gross Liabilities [member] | Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges	(1,080)	(1,801)
Fair value hedges	(2)	(1)
Total foreign exchange contracts	(1,086)	(1,810)
Net investment hedges	(4)	(8)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(43)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(43)
Gross Liabilities [member] | Hedging Derivatives [Member] | Fair value hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	$ (3,590)	$ (7,027)	[2]

[1]	Gold contracts are included in foreign exchange contracts.
[2]	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
[3]	Includes the fair value of bond futures in fair value hedges rounded down to $nil million as at October 31, 2024 ($nil million as at October 31, 2023).